Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Long-term bank loans		$ 21.8
Percentage of accounts receivable from ten largest customers	70.00%	74.00%
Currency Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(10.00%)
Assumed change in risk, monetary effect	$ (867.9)	$ (111.3)	$ (902.1)
Currency Risk [member] | Other Comprehensive Income (Loss) [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk, monetary effect	$ (265.9)
Interest rate risk [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	1.00%
Assumed change in risk, monetary effect		0.3	0.3
Interest rate risk [member] | Available-for-sale Fixed Income Securities [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	1.00%
Assumed change in risk, monetary effect	$ (2,119.7)	(1,600.9)
Equity Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(5.00%)
Assumed change in risk, monetary effect	$ (351.5)	$ (342.6)	$ (260.0)